UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-(c)(1) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2009 to December 31, 2011.

☐ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period              to             .

☐ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period              to             .

Date of Report (Date of earliest event reported): February 14, 2012

PHEAA STUDENT LOAN FOUNDATION, INC.1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 333-123518-01

Central Index Key Number of securitizer: 0001204350

Andrew D. Mehalko         (717) 720-2018

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[1]

PHEAA Student Loan Foundation, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities with respect to which it acted as the depositor that were outstanding during the reporting period, all of which were student loan backed securities.

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

	1234	1234		1234	1234	1234	1234	1234		1234	1234	1234		1234	1234	1234	1234	1234	1234	1234	1234	1234	1234	1234	1234	1234
Name of Issuing Entity	Check if Registered	Name of Originator		Total Assets in ABS by Originator			Assets That Were Subject of Demand				Assets That Were Repurchased or Replaced				Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)		(#) (d)	($) (e)	(% of prin- cipal bal- ance) (f)	(#) (g)	($) (h)		(% of prin- cipal bal- ance) (i)	(#) (j)	($) (k)		(% of prin- cipal bal- ance) (l)	(#) (m)	($) (n)	(% of prin-cipal bal- ance) (o)	(#) (p)	($) (q)	(% of prin- cipal bal- ance) (r)	(#) (s)	($) (t)	(% of prin- cipal bal- ance) (u)	(#) (v)	($) (w)	(% of prin- cipal bal- ance) (x)
Asset Class - Student Loans
Issuing Entity - PHEAA Student Loan Trust I CIK# 0001204326	x	PHEAA	[2]				0	$0		0%	0	$0		0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total							0	$0		0%	0	$0		0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Issuing Entity - PHEAA Student Loan Company, LLC CIK # - None		PHEAA	[2]				27		[3]	[3]	27		[3]	[3]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total							27		[3]	[3]	27		[3]	[3]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[2]	Pennsylvania Higher Education Assistance Agency is unable to determine the identity of the originator of individual loans.
[3]

The original aggregate principal balance of the loans included in the securitization was $801,328,471. The aggregate principal balance of the loans that were in breach of a representation and warranty was $94,424. Of this amount, one loan with a principal balance of $3,589 was ineligible because of its delinquency and 26 loans with an aggregate principal balance of $90,835 were ineligible because the borrower filed for bankruptcy after the cut-off date but prior to the date of sale to the issuer. The aggregate principal balance of the loans repurchased represented 0.000118% of the aggregate principal balance of the loans included in the securitization.

	123	123	123		123	123	123		123	123	123	123	123	123	123	123	123	123	123	123	123
Issuing Entity - PHEAA Student Loan Company II, LLC CIK# - None	PHEAA[2]	1		[4]	[4]	1		[4]	[4]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total		1		[4]	[4]	1		[4]	[4]	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Issuing Entity - PHEAA Student Loan Company III CIK# - None	PHEAA[2]	0	$0		0%	0	$0		0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total		0	$0		0%	0	$0		0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Issuing Entity-PHEAA Student Loan Trust 2011-1 CIK# - None	PHEAA[2]	0	$0		0%	0	$0		0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total		0	$0		0%	0	$0		0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[4]

The aggregate principal balance of the loans included in the securitization was $439,220,693. One loan with a principal balance of $2,475 was repurchased because the E-sign process with respect to such loan was incomplete. The aggregate principal balance of this loan represented 0.00056% of the aggregate principal balance of the loans included in the securitization.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, INC.

Dated: February 14, 2012	By:	/s/ Andrew D. Mehalko
Andrew D. Mehalko
Secretary